CONSOLIDATED STATEMENTS OF CASH FLOWS - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered	$ 3,372,357,634	$ 3,293,803,868	$ 3,138,938,727
Others proceeds from operating activities	37,693,163	42,084,964	29,473,825
Classes of cash payments from operating activities:
Payments of operating activities	(2,312,543,646)	(2,450,621,483)	(2,048,281,794)
Payments of salaries	(347,134,212)	(362,357,568)	(306,253,056)
Others payments for operating activities	(424,963,285)	(397,670,139)	(424,596,756)
Cash flows from operations	325,409,654	125,239,642	389,280,946
Dividends received	1,231,164	3,377,750	1,841,000
Interest paid	(70,452,675)	(47,102,233)	(28,984,610)
Interest received	38,534,725	22,867,199	14,282,579
Income tax paid	(8,959,871)	(66,276,733)	(78,971,520)
Other cash movements	8,334,410	7,831,528	(4,092,822)
Net cash inflows from operating activities	294,097,407	45,937,153	293,355,573
Cash flows from investing activities
Cash flows used to obtain control of subsidiaries or others businesses	(2,000,000)	0	0
Loan to related entities	(1,173,884)	0	0
Repayment of loan by related entities	1,245,265	30,021	31,495
Others payments to acquire interests in joint ventures	(7,086,899)	(36,465,915)	(5,791,718)
Proceeds from sales of property, plan and equipment	1,231,541	3,582,588	147,274
Purchase of property, plant and equipment	(124,400,618)	(188,669,637)	(169,667,429)
Purchases of intangibles assets	(5,047,222)	(14,933,853)	(2,186,553)
Other cash movements	0	0	(1,525,602)
Net cash (outflow) from investing activities	(137,231,817)	(236,456,796)	(178,992,533)
Cash flows from financing activities
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	(3,205,058)	(438,105)	(12,207,458)
Proceeds from long-term loans and bonds	8,219,455	736,278,842	92,951,539
Proceeds from short-term loans and bonds	68,928,016	46,843,478	7,274,374
Total proceeds from loans and bonds	77,147,471	783,122,320	100,225,913
Loan from related entities	0	0	25,616
Loan and bonds payments	(159,420,525)	(79,351,110)	(46,050,971)
Proceeds from issuing shares	2,768,700	1,648,121	0
Payments of lease liabilities	(10,704,270)	(9,663,757)	(7,630,800)
Payments of loan from related parties	0	(25,000)	0
Dividends paid	(65,583,416)	(158,320,848)	(274,136,472)
Other cash movements	40,960,923	130,322	6,130,317
Net cash (outflow) flow from financing activities	(118,036,175)	537,101,943	(233,643,855)
Net (decrease) increase in cash and cash equivalents	38,829,415	346,582,300	(119,280,815)
Effects of exchange rate changes on cash and cash equivalents	(17,757,074)	(15,068,750)	(11,540,076)
Increase (decrease) in cash and cash equivalents	21,072,341	331,513,550	(130,820,891)
Cash and cash equivalents at beginning of the year	597,081,675	265,568,125	396,389,016
Cash and cash equivalents at end of the year	$ 618,154,016	$ 597,081,675	$ 265,568,125